Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Net revenues [Abstract]
Management Fees		€ 2,479		€ 2,314		€ 2,458
Performance and transaction fees		148		128		125
Other revenues		23		(59)		24
Total net revenues		2,649		2,383		2,608
Provision for credit losses		(1)		(1)		(2)
Noninterest expenses [Abstract]
Compensation and benefits		919		891		899
General and administrative expenses		904		934		883
Impairment of goodwill and other intangible assets		0		0		68
Restructuring activities		0		0		0
Total noninterest expenses		1,823		1,825		1,850
Noncontrolling interests		194		163		174
Profit (loss) before income taxes		€ 632		€ 396		€ 585
Employees (front office full time equivalent)	[1]	2,069		2,062		2,059
Employees (business aligned operations full time equivalent)	[1]	2,506		2,325		2,225
Employees (allocated central infrastructure, full-time equivalent)	[1]	594		576		494
Total employees (full-time equivalent)	[1]	5,169		4,963		4,778
Total assets	[1],[2]	€ 11,000		€ 10,000		€ 10,000
Risk weighted assets (RWA)	[1]	18,000		15,000		13,000
of which operational risk RWA	[1]	5,000	[3]	3,000	[4]	3,000	[5]
Leverage exposure	[1]	10,000		10,000		9,000
Assets under Management	[1],[6]	1,012,000		896,000		821,000
Net flows		€ 26,000		€ 28,000		€ (20,000)
Cost Income Ratio		68.80%	[7]	76.60%	[8]	70.90%	[9]
Post-tax return on average shareholders equity	[10],[11]	8.00%		5.10%		7.30%
Post-tax return on average tangible shareholders' equity	[10],[11]	18.00%		12.00%		17.00%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6]	Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[10]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[11]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report